Consolidated Statements of Comprehensive Loss - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Of Comprehensive Income [Abstract]
Loss for the year	£ (40,533)	£ (30,682)	£ (21,412)
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	5	(12)	(11)
Other comprehensive income (expense) for the year	5	(12)	(11)
Total comprehensive loss for the year	(40,528)	(30,694)	(21,423)
Attributable to:
Equity holders of the Company	£ (40,528)	£ (30,694)	£ (21,423)